Schedule III - Real Estate Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	$ 37,676
Initial costs of buildings and improvements	199,465
Initial costs of construction in progress	17,764
Costs capitalized subsequent to acquisition, Land	10,901
Costs capitalized subsequent to acquisition, Buildings and improvements	714,821
Costs capitalized subsequent to acquisition, Construction in progress	196,955
Gross carrying amount, Land	48,577
Gross carrying amount, Buildings and improvements	914,286
Gross carrying amount, Construction in progress	214,719
Accumulated depreciation and amortization	(180,167)		(137,725)	(102,900)	(74,536)
Owned Properties [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	37,676
Initial costs of buildings and improvements	197,480
Initial costs of construction in progress	17,764
Costs capitalized subsequent to acquisition, Land	10,901
Costs capitalized subsequent to acquisition, Buildings and improvements	688,636
Costs capitalized subsequent to acquisition, Construction in progress	196,008
Gross carrying amount, Land	48,577
Gross carrying amount, Buildings and improvements	886,116
Gross carrying amount, Construction in progress	213,772
Accumulated depreciation and amortization	(168,783)
Owned Properties [Member] | Suwanee Georgia [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	1,395
Initial costs of buildings and improvements	29,802
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	2,126
Costs capitalized subsequent to acquisition, Buildings and improvements	109,189
Costs capitalized subsequent to acquisition, Construction in progress	6,345
Gross carrying amount, Land	3,521
Gross carrying amount, Buildings and improvements	138,991
Gross carrying amount, Construction in progress	6,345
Accumulated depreciation and amortization	(41,761)
Date of acquisition	Sep. 01, 2005
Owned Properties [Member] | Atlanta Georgia [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	12,647
Initial costs of buildings and improvements	35,473
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	2,750
Costs capitalized subsequent to acquisition, Buildings and improvements	320,649
Costs capitalized subsequent to acquisition, Construction in progress	22,693
Gross carrying amount, Land	15,397
Gross carrying amount, Buildings and improvements	356,122
Gross carrying amount, Construction in progress	22,693
Accumulated depreciation and amortization	(76,031)
Date of acquisition	Oct. 03, 2006
Owned Properties [Member] | Santa Clara California [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	0	[1]
Initial costs of buildings and improvements	15,838	[1]
Initial costs of construction in progress	0	[1]
Costs capitalized subsequent to acquisition, Land	0	[1]
Costs capitalized subsequent to acquisition, Buildings and improvements	74,494	[1]
Costs capitalized subsequent to acquisition, Construction in progress	650	[1]
Gross carrying amount, Land	0	[1]
Gross carrying amount, Buildings and improvements	90,332	[1]
Gross carrying amount, Construction in progress	650	[1]
Accumulated depreciation and amortization	(23,672)	[1]
Date of acquisition	Nov. 01, 2007	[1]
Owned Properties [Member] | Richmond Virginia [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	2,000
Initial costs of buildings and improvements	11,200
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	180
Costs capitalized subsequent to acquisition, Buildings and improvements	115,880
Costs capitalized subsequent to acquisition, Construction in progress	71,794
Gross carrying amount, Land	2,180
Gross carrying amount, Buildings and improvements	127,080
Gross carrying amount, Construction in progress	71,794
Accumulated depreciation and amortization	(15,589)
Date of acquisition	Mar. 20, 2010
Owned Properties [Member] | Sacramento California [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	1,481
Initial costs of buildings and improvements	52,753
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	7,341
Costs capitalized subsequent to acquisition, Construction in progress	278
Gross carrying amount, Land	1,481
Gross carrying amount, Buildings and improvements	60,094
Gross carrying amount, Construction in progress	278
Accumulated depreciation and amortization	(2,899)
Date of acquisition	Dec. 21, 2012
Owned Properties [Member] | Princeton New Jersey [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	17,976
Initial costs of buildings and improvements	35,865
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	86
Costs capitalized subsequent to acquisition, Construction in progress	90
Gross carrying amount, Land	17,976
Gross carrying amount, Buildings and improvements	35,951
Gross carrying amount, Construction in progress	90
Accumulated depreciation and amortization	(465)
Date of acquisition	Jun. 30, 2014
Owned Properties [Member] | Dallas Texas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	0
Initial costs of buildings and improvements	5,808
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	5,808
Costs capitalized subsequent to acquisition, Buildings and improvements	38,245
Costs capitalized subsequent to acquisition, Construction in progress	89,982
Gross carrying amount, Land	5,808
Gross carrying amount, Buildings and improvements	44,053
Gross carrying amount, Construction in progress	89,982
Accumulated depreciation and amortization	(994)
Date of acquisition	Feb. 08, 2013
Owned Properties [Member] | Chicago Illinois [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	0
Initial costs of buildings and improvements	0
Initial costs of construction in progress	17,764
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	0
Costs capitalized subsequent to acquisition, Construction in progress	4,022
Gross carrying amount, Land	0
Gross carrying amount, Buildings and improvements	0
Gross carrying amount, Construction in progress	21,786
Accumulated depreciation and amortization	0
Date of acquisition	Jul. 08, 2014
Owned Properties [Member] | Miami Florida [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	1,777
Initial costs of buildings and improvements	6,955
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	21,831
Costs capitalized subsequent to acquisition, Construction in progress	129
Gross carrying amount, Land	1,777
Gross carrying amount, Buildings and improvements	28,786
Gross carrying amount, Construction in progress	129
Accumulated depreciation and amortization	(6,814)
Date of acquisition	Mar. 06, 2008
Owned Properties [Member] | Lenexa Kansas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	400
Initial costs of buildings and improvements	3,100
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	37
Costs capitalized subsequent to acquisition, Buildings and improvements	198
Costs capitalized subsequent to acquisition, Construction in progress	25
Gross carrying amount, Land	437
Gross carrying amount, Buildings and improvements	3,298
Gross carrying amount, Construction in progress	25
Accumulated depreciation and amortization	(8)
Date of acquisition	Jun. 03, 2011
Owned Properties [Member] | Wichita Kansas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	0
Initial costs of buildings and improvements	686
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	723
Costs capitalized subsequent to acquisition, Construction in progress	0
Gross carrying amount, Land	0
Gross carrying amount, Buildings and improvements	1,409
Gross carrying amount, Construction in progress	0
Accumulated depreciation and amortization	(550)
Date of acquisition	Mar. 31, 2005
Leased Properties [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	0
Initial costs of buildings and improvements	1,985
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	26,185
Costs capitalized subsequent to acquisition, Construction in progress	947
Gross carrying amount, Land	0
Gross carrying amount, Buildings and improvements	28,170
Gross carrying amount, Construction in progress	947
Accumulated depreciation and amortization	(11,384)
Leased Properties [Member] | Jersey City New Jersey [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	0
Initial costs of buildings and improvements	1,985
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	25,333
Costs capitalized subsequent to acquisition, Construction in progress	920
Gross carrying amount, Land	0
Gross carrying amount, Buildings and improvements	27,318
Gross carrying amount, Construction in progress	920
Accumulated depreciation and amortization	(10,879)
Date of acquisition	Nov. 01, 2006
Leased Properties [Member] | Overland Park Kansas [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Initial costs of land	0
Initial costs of buildings and improvements	0
Initial costs of construction in progress	0
Costs capitalized subsequent to acquisition, Land	0
Costs capitalized subsequent to acquisition, Buildings and improvements	852
Costs capitalized subsequent to acquisition, Construction in progress	27
Gross carrying amount, Land	0
Gross carrying amount, Buildings and improvements	852
Gross carrying amount, Construction in progress	27
Accumulated depreciation and amortization	$ (505)

[1]	Owned facility subject to long-term ground sublease.